Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

Tel: 202.373.6000

Fax: 202.373.6001

www.bingham.com

April 19, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re: Nuveen Investment Quality Municipal Fund, Inc. (File Nos. 333-184632 and 811-06091)

Dear Sir or Madam:

On behalf of our client, Nuveen Investment Quality Municipal Fund, Inc. (the “Fund”), we are filing the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended, (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”). This filing is Pre-Effective Amendment No. 2 under the 1933 Act and Amendment No. 15 under the 1940 Act and is being made for the purpose of responding to staff comments on the Fund’s Pre-Effective Amendment No. 1 filing and making other non-material changes to the Fund’s Prospectus and Statement of Additional Information.

If you have any questions regarding these materials, please do not hesitate to contact me at 202.373.6149.

Sincerely,

/s/ Kathleen M. Long
Kathleen M. Long